Financial Instruments (Details 3) - ILS (₪) ₪ in Millions	Dec. 31, 2017	Dec. 31, 2016
Fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	₪ 2,164	₪ 2,503
Financial liabilities	(13,697)	(12,711)
Assets (liabilities)	(11,533)	(10,208)
Floating interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	47	99
Financial liabilities	(1,407)	(1,712)
Assets (liabilities)	₪ (1,360)	₪ (1,613)